Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000015696 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015696 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015696 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015696 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015696 | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015696 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015696 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015696 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015696 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015696 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015696 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015696 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000015696 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015696 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015696 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015696 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015696 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015696 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015696 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015696 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015696 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015696 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000015696 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015696 | AssetPut Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015696 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015696 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015699 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015699 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015699 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015699 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015699 | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015699 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015699 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015699 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015699 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015699 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015699 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015699 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000015699 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015699 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015699 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015699 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015699 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015699 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015699 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015699 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015699 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015699 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000015699 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015699 | AssetPut Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015699 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015699 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172343 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000172343 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172343 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172343 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172343 | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172343 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172343 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172343 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172343 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172343 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172343 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000172343 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000172343 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000172343 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172343 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172343 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172343 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172343 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172343 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172343 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172343 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172343 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000172343 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000172343 | AssetPut Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172343 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172343 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015700 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015700 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015700 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015700 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015700 | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015700 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015700 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015700 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015700 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015700 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015700 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015700 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000015700 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015700 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015700 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015700 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015700 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015700 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015700 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015700 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015700 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015700 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000015700 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015700 | AssetPut Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015700 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015700 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172344 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000172344 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172344 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172344 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172344 | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172344 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172344 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172344 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172344 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172344 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172344 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000172344 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000172344 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000172344 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172344 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172344 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172344 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172344 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172344 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172344 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172344 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172344 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000172344 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000172344 | AssetPut Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172344 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172344 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%